Advisor Class A and Advisor Class C Shares
Kinetics Mutual Funds, Inc.

Kinetics Alternative Income Fund (KWIAX) and (KWICX)
Kinetics Medical Fund (KRXAX) and (KRXCX)
Kinetics Multi-Disciplinary Income Fund (KMDAX) and (KMDCX)

Supplement dated November 18, 2022, to the Summary Prospectuses, Statutory Prospectus and
Statement of Additional Information (“SAI”) each dated April 30, 2022

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Statutory Prospectus, and SAI, and should be read in conjunction with those documents.

Reorganization into LiFT
Based on a recommendation from Horizon Kinetics Asset Management, LLC (the “Investment Adviser”), at meetings held on March 10 and June 16, 2022, the Board of Directors of Kinetics Mutual Funds, Inc. (the “Board”) approved an Agreement and Plan of Reorganization whereby the Kinetics Alternative Income Fund, Kinetics Medical Fund and Kinetics Multi-Disciplinary Income Fund (each a “Target Fund,” and together the “Target Funds”) will be reorganized (collectively, the “Reorganization”) into corresponding newly-created series (each an “Acquiring Fund”) of Listed Funds Trust (“LiFT”) as described in the table below.

Target Fund	Acquiring ETF
Kinetics Medical Fund	Horizon Kinetics Medical ETF
Kinetics Alternative Income Fund	Horizon Kinetics SPAC Active ETF
Kinetics Multi-Disciplinary Income Fund	Horizon Kinetics AAA-AA Floating Rate Debt CLO ETF

The Reorganization is designed to be tax free to the shareholders of the Target Funds. However, some shareholders may receive cash compensation for fractional shares of Target Funds that they hold. The redemption of these fractional shares will likely be a taxable event, albeit a small one. In addition, although not expected, a Target Fund may recognize capital gains from the disposition of securities prior to the Reorganization which, to the extent not offset by capital losses, will be distributed and cause shareholders receiving such distribution to be subject to tax.

The Reorganization, which is subject to a number of closing conditions, will entail the transfer of all of the assets and liabilities of each Target Fund to its corresponding Acquiring Fund, each of which operates as an exchange-traded fund (“ETF”), in exchange for shares of each applicable Acquiring Fund. Shareholders of No Load Class shares of each Target Fund will then receive shares of its corresponding Acquiring Fund equivalent in aggregate net asset value to the aggregate net asset value of their shares in the Target Fund at the time of the Reorganization. Each Target Fund will then be dissolved. These events are currently expected to occur on or about the close of business on or about December 9, 2022.

Advisor Class A and Advisor Class C Shares

Target Fund	Acquiring ETF
Kinetics Medical Fund	Horizon Kinetics Medical ETF
Kinetics Alternative Income Fund	Horizon Kinetics SPAC Active ETF
Kinetics Multi-Disciplinary Income Fund	Horizon Kinetics AAA-AA Floating Rate Debt CLO ETF

The Horizon Kinetics Medical ETF will have the same investment objective and a substantially similar investment strategy as its corresponding Target Fund. Each of the Horizon Kinetics SPAC Active ETF and the Horizon Kinetics AAA-AA Floating Rate Debt CLO ETF will have different investment objectives and strategies than their respective corresponding Target Funds.

There are some differences between a traditional mutual fund and an ETF. After the Reorganization, individual shares of the Acquiring Funds may only be purchased and sold on a stock exchange. Should you decide to purchase or sell shares in an Acquiring Fund after the Reorganization, you will need to place a trade through a broker who will execute your trade on an exchange at prevailing market prices. Because Acquiring Fund shares will trade at market prices rather than at net asset value, Acquiring Fund shares may trade at a price less than (discount) or greater than (premium) the Acquiring Fund’s net asset value. As with all ETFs, your broker may charge a commission for purchase and sales transactions, although ETFs trade with no transaction fees on many platforms.

In the next few weeks, the Target Funds will circulate a proxy statement/prospectus which will contain pertinent details regarding the upcoming Reorganization, including the Board’s reasons for approving the Reorganization.

Shareholder approval is required to effect the Reorganization.

Conversion of Advisor Class A (“A”), Advisor Class C (“C”) and Institutional Class Shares into No Load Class Shares
Based on a recommendation of the Investment Adviser at meetings held on March 10 and June 16, 2022, the Board has approved converting the A, C and Institutional Class shares of the Target Funds into No Load Class shares in connection with the Reorganization.

After the close of business on November 18, 2022, the Target Funds will convert A, C and Institutional Class shares into No Load Class shares. Prior to the conversion, shareholders of A, C, and Institutional Class shares may redeem their investments as described in the Target Funds’ Prospectuses.

If shares are not redeemed prior to the conversion, each shareholder owning A, C and Institutional Class shares of a Target Fund will own No Load Class shares of the same Target Fund equal to the aggregate value of the shareholder’s A, C and Institutional Class shares, effective as of the conversion.

The conversion will not be considered a taxable event for federal income tax purposes. Please see the A, C and Institutional Class Prospectuses for more information about the fees and expenses associated with A, C and Institutional Class shares.

* * * * * * * * * * * *

Please retain this Supplement with your Summary and Statutory Prospectuses and SAI for reference.

No Load Class Shares
Kinetics Mutual Funds, Inc.

Kinetics Alternative Income Fund (KWINX)
Kinetics Medical Fund (MEDRX)
Kinetics Multi-Disciplinary Income Fund (KMDNX)

Supplement dated November 18, 2022, to the Summary Prospectuses, Statutory Prospectus and
Statement of Additional Information (“SAI”) each dated April 30, 2022

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Statutory Prospectus, and SAI, and should be read in conjunction with those documents.

Reorganization into LiFT
Based on a recommendation from Horizon Kinetics Asset Management, LLC (the “Investment Adviser”), at meetings held on March 10 and June 16, 2022, the Board of Directors of Kinetics Mutual Funds, Inc. (the “Board”) approved an Agreement and Plan of Reorganization whereby the Kinetics Alternative Income Fund, Kinetics Medical Fund and Kinetics Multi-Disciplinary Income Fund (each a “Target Fund,” and together the “Target Funds”) will be reorganized (collectively, the “Reorganization”) into corresponding newly-created series (each an “Acquiring Fund”) of Listed Funds Trust (“LiFT”) as described in the table below.

Target Fund	Acquiring ETF
Kinetics Medical Fund	Horizon Kinetics Medical ETF
Kinetics Alternative Income Fund	Horizon Kinetics SPAC Active ETF
Kinetics Multi-Disciplinary Income Fund	Horizon Kinetics AAA-AA Floating Rate Debt CLO ETF

The Reorganization is designed to be tax free to the shareholders of the Target Funds. However, some shareholders may receive cash compensation for fractional shares of Target Funds that they hold. The redemption of these fractional shares will likely be a taxable event, albeit a small one. In addition, although not expected, a Target Fund may recognize capital gains from the disposition of securities prior to the Reorganization which, to the extent not offset by capital losses, will be distributed and cause shareholders receiving such distribution to be subject to tax.

The Reorganization, which is subject to a number of closing conditions, will entail the transfer of all of the assets and liabilities of each Target Fund to its corresponding Acquiring Fund, each of which operates as an exchange-traded fund (“ETF”), in exchange for shares of each applicable Acquiring Fund. Shareholders of No Load Class shares of each Target Fund will then receive shares of its corresponding Acquiring Fund equivalent in aggregate net asset value to the aggregate net asset value of their shares in the Target Fund at the time of the Reorganization. Each Target Fund will then be dissolved. These events are currently expected to occur on or about the close of business on or about December 9, 2022.

No Load Class Shares

Target Fund	Acquiring ETF
Kinetics Medical Fund	Horizon Kinetics Medical ETF
Kinetics Alternative Income Fund	Horizon Kinetics SPAC Active ETF
Kinetics Multi-Disciplinary Income Fund	Horizon Kinetics AAA-AA Floating Rate Debt CLO ETF

The Horizon Kinetics Medical ETF will have the same investment objective and a substantially similar investment strategy as its corresponding Target Fund. Each of the Horizon Kinetics SPAC Active ETF and the Horizon Kinetics AAA-AA Floating Rate Debt CLO ETF will have different investment objectives and strategies than their respective corresponding Target Funds.

There are some differences between a traditional mutual fund and an ETF. After the Reorganization, individual shares of the Acquiring Funds may only be purchased and sold on a stock exchange. Should you decide to purchase or sell shares in an Acquiring Fund after the Reorganization, you will need to place a trade through a broker who will execute your trade on an exchange at prevailing market prices. Because Acquiring Fund shares will trade at market prices rather than at net asset value, Acquiring Fund shares may trade at a price less than (discount) or greater than (premium) the Acquiring Fund’s net asset value. As with all ETFs, your broker may charge a commission for purchase and sales transactions, although ETFs trade with no transaction fees on many platforms.

In the next few weeks, the Target Funds will circulate a proxy statement/prospectus which will contain pertinent details regarding the upcoming Reorganization, including the Board’s reasons for approving the Reorganization.

Shareholder approval is required to effect the Reorganization.

Conversion of Advisor Class A (“A”), Advisor Class C (“C”) and Institutional Class Shares into No Load Class Shares
Based on a recommendation of the Investment Adviser at meetings held on March 10 and June 16, 2022, the Board has approved converting the A, C and Institutional Class shares of the Target Funds into No Load Class shares in connection with the Reorganization.

After the close of business on November 18, 2022, the Target Funds will convert A, C and Institutional Class shares into No Load Class shares. Prior to the conversion, shareholders of A, C, and Institutional Class shares may redeem their investments as described in the Target Funds’ Prospectuses.

If shares are not redeemed prior to the conversion, each shareholder owning A, C and Institutional Class shares of a Target Fund will own No Load Class shares of the same Target Fund equal to the aggregate value of the shareholder’s A, C and Institutional Class shares, effective as of the conversion.

The conversion will not be considered a taxable event for federal income tax purposes. Please see the A, C and Institutional Class Prospectuses for more information about the fees and expenses associated with A, C and Institutional Class shares.

* * * * * * * * * * * *

Please retain this Supplement with your Summary and Statutory Prospectuses and SAI for reference.

Institutional Class Shares
Kinetics Mutual Funds, Inc.

Kinetics Alternative Income Fund (KWIIX)
The Medical Fund
Kinetics Multi-Disciplinary Income Fund (KMDYX)

Supplement dated November 18, 2022, to the Summary Prospectuses, Statutory Prospectus and
Statement of Additional Information (“SAI”) each dated April 30, 2022

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Statutory Prospectus, and SAI, and should be read in conjunction with those documents.

Reorganization into LiFT
Based on a recommendation from Horizon Kinetics Asset Management, LLC (the “Investment Adviser”), at meetings held on March 10 and June 16, 2022, the Board of Directors of Kinetics Mutual Funds, Inc. (the “Board”) approved an Agreement and Plan of Reorganization whereby the Kinetics Alternative Income Fund, Kinetics Medical Fund and Kinetics Multi-Disciplinary Income Fund (each a “Target Fund,” and together the “Target Funds”) will be reorganized (collectively, the “Reorganization”) into corresponding newly-created series (each an “Acquiring Fund”) of Listed Funds Trust (“LiFT”) as described in the table below.

Target Fund	Acquiring ETF
Kinetics Medical Fund	Horizon Kinetics Medical ETF
Kinetics Alternative Income Fund	Horizon Kinetics SPAC Active ETF
Kinetics Multi-Disciplinary Income Fund	Horizon Kinetics AAA-AA Floating Rate Debt CLO ETF

The Reorganization is designed to be tax free to the shareholders of the Target Funds. However, some shareholders may receive cash compensation for fractional shares of Target Funds that they hold. The redemption of these fractional shares will likely be a taxable event, albeit a small one. In addition, although not expected, a Target Fund may recognize capital gains from the disposition of securities prior to the Reorganization which, to the extent not offset by capital losses, will be distributed and cause shareholders receiving such distribution to be subject to tax.

The Reorganization, which is subject to a number of closing conditions, will entail the transfer of all of the assets and liabilities of each Target Fund to its corresponding Acquiring Fund, each of which operates as an exchange-traded fund (“ETF”), in exchange for shares of each applicable Acquiring Fund. Shareholders of No Load Class shares of each Target Fund will then receive shares of its corresponding Acquiring Fund equivalent in aggregate net asset value to the aggregate net asset value of their shares in the Target Fund at the time of the Reorganization. Each Target Fund will then be dissolved. These events are currently expected to occur on or about the close of business on or about December 9, 2022.

Institutional Class Shares

Target Fund	Acquiring ETF
Kinetics Medical Fund	Horizon Kinetics Medical ETF
Kinetics Alternative Income Fund	Horizon Kinetics SPAC Active ETF
Kinetics Multi-Disciplinary Income Fund	Horizon Kinetics AAA-AA Floating Rate Debt CLO ETF

The Horizon Kinetics Medical ETF will have the same investment objective and a substantially similar investment strategy as its corresponding Target Fund. Each of the Horizon Kinetics SPAC Active ETF and the Horizon Kinetics AAA-AA Floating Rate Debt CLO ETF will have different investment objectives and strategies than their respective corresponding Target Funds.

There are some differences between a traditional mutual fund and an ETF. After the Reorganization, individual shares of the Acquiring Funds may only be purchased and sold on a stock exchange. Should you decide to purchase or sell shares in an Acquiring Fund after the Reorganization, you will need to place a trade through a broker who will execute your trade on an exchange at prevailing market prices. Because Acquiring Fund shares will trade at market prices rather than at net asset value, Acquiring Fund shares may trade at a price less than (discount) or greater than (premium) the Acquiring Fund’s net asset value. As with all ETFs, your broker may charge a commission for purchase and sales transactions, although ETFs trade with no transaction fees on many platforms.

In the next few weeks, the Target Funds will circulate a proxy statement/prospectus which will contain pertinent details regarding the upcoming Reorganization, including the Board’s reasons for approving the Reorganization.

Shareholder approval is required to effect the Reorganization.

Conversion of Advisor Class A (“A”), Advisor Class C (“C”) and Institutional Class Shares into No Load Class Shares
Based on a recommendation of the Investment Adviser at meetings held on March 10 and June 16, 2022, the Board has approved converting the A, C and Institutional Class shares of the Target Funds into No Load Class shares in connection with the Reorganization.

After the close of business on November 18, 2022, the Target Funds will convert A, C and Institutional Class shares into No Load Class shares. Prior to the conversion, shareholders of A, C, and Institutional Class shares may redeem their investments as described in the Target Funds’ Prospectuses.

If shares are not redeemed prior to the conversion, each shareholder owning A, C and Institutional Class shares of a Target Fund will own No Load Class shares of the same Target Fund equal to the aggregate value of the shareholder’s A, C and Institutional Class shares, effective as of the conversion.

The conversion will not be considered a taxable event for federal income tax purposes. Please see the A, C and Institutional Class Prospectuses for more information about the fees and expenses associated with A, C and Institutional Class shares.

* * * * * * * * * * * *

Please retain this Supplement with your Summary and Statutory Prospectuses and SAI for reference.